Business Combinations (Details 1) - Parent [Member] $ in Thousands	Mar. 31, 2021 USD ($)
Cash	$ 93,297
Common stock	92,772
Holdback cash consideration	1,000
Contingent consideration	3,265
Net working capital adjustment	(218)
Total	$ 190,116